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As filed with the Securities and Exchange Commission on March 20, 2000
Registration No. 333-30622

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1                  Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                                  ARMADA FUNDS
                         (formerly known as "NCC Funds")

                         Area Code and Telephone Number:
                                 (800) 622-FUND

                     Address of Principal Executive Offices:
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                     Name and Address of Agent for Service:

                             AUDREY C. TALLEY, ESQ.
                           Drinker Biddle & Reath LLP
                                One Logan Square

                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                                    copy to:

                                 JOSEPH P. PENKO
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value) of Armada Funds.


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Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A by Registrant (Registration Nos. 33-488, 811-4416) pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to Shares previously registered on the aforesaid Registration Statement on Form N-1A.


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     This Pre-Effective Amendment No. 1 to the Registrant's Registration
Statement on Form N-14 is being filed to delay the effective date and to amend Part C of the Statement. This Pre-Effective Amendment makes no other changes to Form N-14, as filed with the Commission on February 17, 1999.
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                                    FORM N-14

                           PART C - OTHER INFORMATION


ITEM 15.  INDEMNIFICATION


          Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (7) hereto, and Sections 12 and 8, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits (9)(a) and
(13)(d) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (1)(a) hereto, provides as follows:


          9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance


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          payments in connection with the indemnification under this Section
          9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

          Section 12 of Registrant's Custodian Services Agreement provides as follows:

          12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

          In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

          Section 8 of Registrant's Transfer Agency and Service Agreement provides as follows:

          8         INDEMNIFICATION

          8.1 The Transfer Agent shall not be responsible for, and the Fund shall indemnify and hold the Transfer Agent harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                    (a) All actions of the Transfer Agent or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct;


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                    (b)       The Fund's lack of good faith, negligence or
                              willful misconduct;

                    (c) The reliance upon, and any subsequent use of or action taken or omitted, by the Transfer Agent, or its agents or subcontractors on: (i) any information, records, documents, data, stock certificates or services, which are received by the Transfer Agent or its agents or subcontractors by machine readable input, facsimile, CRT data entry, electronic instructions or other similar means authorized by the Fund, and which have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar; (ii) any instructions or requests of the Fund or any of its officers; (iii) any instructions or opinions of legal counsel with respect to any matter arising in connection with the services to be performed by the Transfer Agent under this Agreement which are provided to the Transfer Agent after consultation with such legal counsel; or (iv) any paper or document, reasonably believed to be genuine, authentic, or signed by the proper person or persons;

                    (d) The offer or sale of Shares in violation of federal or state securities laws or regulations requiring that such Shares be registered or in violation of any stop order or other determination or ruling by any federal agency or any state agency with respect to the offer or sale of such Shares;

                    (e) The negotiations and processing of any checks including without limitation for deposit into the Fund's demand deposit account maintained by the Transfer Agent; or

                    (f) Upon the Fund's request entering into any agreements required by the National Securities Clearing Corporation (the "NSCC") for the transmission of Fund or Shareholder data through the NSCC clearing systems.

          8.2 In order that the indemnification provisions contained in this Section 8 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Transfer Agent, the Transfer Agent shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Transfer Agent in the defense of such claim or to defend against said claim in its own name or in the name of the Transfer Agent. The Transfer Agent shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Transfer Agent except with the Fund's prior written consent.

          Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant


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indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS


          (1) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit a to Post-Effective Amendment No. 48 to Registrant's Registration Statement filed on October 6, 1999 ("PEA
          No. 48").

               (a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a.1 to PEA No. 48.

               (b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a.2 to PEA No. 48.


               (c) Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a.3 to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

               (d) Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

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               (e)  Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

               (f) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

               (g) Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Fund, Equity Income Fund, Mid Cap Regional Equity Fund, Enhanced Income Fund and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

               (h) Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt, Intermediate Government, GNMA and Pennsylvania Municipal Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

               (i) Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

               (j) Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.


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               (k)  Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly, the Mid Cap Regional), Enhanced Income, Total Return Advantage, Intermediate Bond (formerly, the Fixed Income), Ohio Tax-Exempt, National Tax-Exempt, Pennsylvania Tax-Exempt, Bond (formerly, the "Intermediate Government Fund"), GNMA, Pennsylvania Municipal, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No. 44").

               (l) Certificate of Classification of Shares reflecting the creation of Class Z, Class Z-Special Series 1 and Class Z-Special Series 2, Class AA, Class AA-Special Series 1 and Class AA-Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998, is incorporated herein by reference to Exhibit (1)(k) to PEA No. 44.

               (m) Certificate of Classification of Shares reflecting the creation of Class BB and Class BB-Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").


          (2) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit b to PEA No. 48.

               (a) Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b.1 to PEA No. 48.


               (b) Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

          (3)  None.


          (4) Plan of Reorganization is incorporated herein by reference to Appendix A to the Combined Prospectus/Proxy Statement which was filed as Part A to the Registrant's Registration Statement on Form N-14 (File No. 333-30622) filed on February 17, 2000 (the "Registration Statement on Form N-14").

          (5) Article V, Section 5.1, and Article V, Section 5.4 of Registrant's Declaration of Trust is incorporated herein by reference to Exhibit a to PEA No. 48.


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          (6) (a) Advisory Agreement for the Money Market, Treasury Money
          Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity Income, Small Cap Value, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank, as dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

               (b) Interim Advisory Agreement for the Enhanced Income and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

               (c) Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

               (d) New Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

               (e) Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(e) to PEA No. 44.

               (f)  Advisory Agreement for the International Equity, Small
          Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) to PEA No. 43.

          (7) (a) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit 6(a) to PEA No. 44.

          (8)  None.


          (9) (a) Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994, is incorporated herein by reference to Exhibit g.1 to PEA No. 48.

               (b) Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994, is incorporated herein by reference to Exhibit g.2 to PEA No. 48.



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               (c)  Exhibit A to the Custodian Services Agreement between
          Registrant and National City Bank dated July 31, 1997 is incorporated herein by reference to Exhibit 8(c) to PEA No. 36.

               (d) Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and National City Bank is incorporated herein by reference to Exhibit (8)(d) to PEA No. 41.

          (10) (a) Service and Distribution Plan for the A (formerly Retail) and I (formerly Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

               (b) B shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit 15(b) to PEA No. 38.

               (c) C shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit m.3. to PEA No. 47.

          (11) Opinion of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit 10 to PEA No. 44.


          (12) (a) Opinion of Drinker Biddle & Reath LLP as to tax consequences of Reorganizing Funds Transaction (including consent of the firm) is incorporated herein by reference to Exhibit (12)(b) to the Registration Statement on Form N-14.

               (b) Opinion of Drinker Biddle & Reath LLP as to tax consequences of Continuing Funds Transaction (including consent of the firm) is incorporated herein by reference to Exhibit (12)(a) to the Registration Statement on Form N-14.


          (13) (a) Interim Administration Agreement between Registrant and SEI Investments Mutual Funds Services, dated April 1, 1998 is incorporated herein by reference to Exhibit 9(a) to PEA No. 44.

               (b) Administration Agreement between Registrant and SEI Investments Mutual Funds Services, dated May 1, 1998 is incorporated herein by reference to Exhibit 9(b) to PEA No. 44.

               (c) Sub-Administration Agreement between SEI Investments Mutual Funds Services and National City Bank, dated May 1, 1998 is incorporated herein by reference to Exhibit 9(c) to PEA No. 44.

               (d) Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to
          Exhibit 9(d) to PEA No. 33.

               (e) Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

               (f) Revised Shareholder Services Plan and Servicing Agreement adopted by the Board of Trustees on February 15, 1997, is incorporated herein by reference to Exhibit 9(e) to PEA No. 33.


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


               (g) Blue Sky Services Agreement between the Registrant and SEI Investments Mutual Funds Services, dated December 2, 1996, is incorporated herein by reference to Exhibit 9(f) to PEA No. 33.

               (h) Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Investments Mutual Funds Services, dated August 5, 1998 is incorporated herein by reference to Exhibit
          (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").


          (14) (a) Consent of Ernst & Young LLP is incorporated herein by reference to Exhibit (14)(a) to the Registration Statement on Form N-14.

               (b) Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit (14)(b) to the Registration Statement on Form N-14.

               (c) Consent of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (14)(c) to the Registration Statement on Form N-14.



          (15) None.

          (16) Powers of Attorney.


          (17) (a)  Forms of Proxy is incorporated herein by reference to
          Exhibit 17(d) to the Registration Statement on Form N-14.

               (b) Prospectus dated December 10, 1999 for A, B and C Shares of the Registrant's Funds is incorporated herein by reference to
          Exhibit 17(e) to the Registration Statement on Form N-14.


               (c) Prospectus dated September 28, 1999 for I Shares of the Registrant's Funds is incorporated herein by reference to
          Exhibit 17(f) to the Registration Statement on Form N-14.


               (d) Prospectus dated September 17, 1999 for Investor A and Investor B Shares of the Parkstone Funds is incorporated herein by reference to Exhibit 17(g) to the Registration Statement on Form N-14.


               (e) Prospectus dated September 17, 1999 for Institutional Shares of the Parkstone Funds is incorporated herein by reference to
          Exhibit 17(h) to the Registration Statement on Form N-14.


               (f) Statement of Additional Information dated December 10, 1999 for A, B, C and I Shares of Registrant's Funds is incorporated herein by reference to Exhibit 17(i) to the Registration Statement on Form N-14.


               (g) Statement of Additional Information dated September 17, 1999 for Investor A, Investor B, and Institutional Shares of the Parkstone Funds is incorporated herein by reference to
          Exhibit 17(j) to the Registration Statement on Form N-14.

               (h) Annual Report dated May 31, 1999 for Armada Funds is incorporated herein by reference to Exhibit 17(k) to the Registration Statement on Form N-14.


               (i) Semi-Annual Report dated November 30, 1999 for Armada Funds is incorporated herein by reference to Exhibit 17(l) to the Registration Statement on Form N-14.


               (j) Annual Report dated May 31, 1999 for Parkstone is incorporated herein by reference to Exhibit 17(m) to the Registration Statement on Form N-14.





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               (k)  Semi-Annual Report dated November 30, 1999 for Parkstone is incorporated herein by reference to Exhibit (17)(k) to the Registration Statement on Form N-16.



ITEM 17.  UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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                                   SIGNATURES


          As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the registrant, in the City of Philadelphia and the Commonwealth of Pennsylvania, on the 20th day of March, 2000.




                                          ARMADA FUNDS
                                          Registrant
                                          *Robert D. Neary
                                          ---------------------------------
                                          Trustee and Chairman of the Board
                                          Robert D. Neary


As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                          Title                         Date
---------                          -----                         ----

*John Leven                     Treasurer                   March 20, 2000
-----------------------------
John Leven

*Leigh Carter                      Trustee                  March 20, 2000
-----------------------------
Leigh Carter

*John F. Durkott                   Trustee                  March 20, 2000
-----------------------------
 John F. Durkott

*Robert J. Farling                 Trustee                  March 20, 2000
-----------------------------
 Robert J. Farling

*Richard W. Furst                  Trustee                  March 20, 2000
-----------------------------
 Richard W. Furst

*Gerald Gherlein                   Trustee                  March 20, 2000
-----------------------------
Gerald Gherlein

*Herbert Martens                   President and Trustee    March 20, 2000
-----------------------------
Herbert Martens

*Robert D. Neary                   Trustee and Chairman     March 20, 2000
-----------------------------      of the Board
 Robert D. Neary

*J. William Pullen                 Trustee                  March 20, 2000
-----------------------------
 J. William Pullen



*By:  /s/ W. Bruce McConnel, III
      --------------------------
      W. Bruce McConnel, III
      Attorney-in-Fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on July 21, 1999 and remains in effect on the date hereof:


         FURTHER RESOLVED, that the trustees and officers of Armada are required to execute any amendments to Armada's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Herbert R. Martens, Jr., and either of them, their true and lawful attorney or attorneys, to execute in their name, place, and stead, in their capacity as trustee or officer, or both, of Armada any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as said officers or trustees, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


                                 ARMADA FUNDS


                                 By: /s/ W. Bruce McConnel, III
                                     --------------------------
                                     W. Bruce McConnel, III
                                     Secretary



Dated:  March 20, 2000

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John H. Leven, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: July 14, 1999



/s/ John H. Leven
--------------------------
John H. Leven

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Leigh Carter, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Leigh Carter
---------------------
Leigh Carter

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997



/s/ John F. Durkott
--------------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
--------------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: September 17, 1997



/s/ Richard W. Furst
--------------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
------------------------------
Gerald L. Gherlein

                                  ARMADA FUNDS



                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
--------------------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
--------------------------
J. William Pullen